Equity Based Compensation - Schedule of unvested share activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Shares
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	439,488
Vested (in shares) | shares	(30,963)
Forfeited (in shares) | shares	(27,750)
Outstanding, ending balance (in shares) | shares	380,775
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	25.91
Vested (in dollars per share) | $ / shares	26.16
Forfeited (in dollars per share) | $ / shares	26.16
Outstanding, ending balance (in dollars per share) | $ / shares	$ 25.88
PSUs
Shares
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,350,000
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(375,000)
Outstanding, ending balance (in shares) | shares	975,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	9.92
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	6.10
Outstanding, ending balance (in dollars per share) | $ / shares	$ 11.39